BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2019				December 31, 2018
(MILLIONS EXCEPT AS NOTED)	Weighted- average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted- average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	2.9	5	$299	$299	3.3	4	$721	$721
Medium Term Notes:
Series 4 (C$150)	5.8	17	$115	$142	5.8	18	$110	$124
Series 7 (C$450)	—	—	—	—	5.1	2	330	342
Series 8 (C$400)	4.8	2	308	324	4.8	3	293	309
Series 9 (C$400)	3.8	5	308	322	3.8	6	293	288
Series 10 (C$500)	3.6	7	384	400	3.6	8	367	357
Series 11 (C$300)	4.3	9	231	248	4.3	10	220	220
Series 12 (C$300)	3.4	10	231	232	—	—	—	—
Series 13 (C$300)	4.3	30	231	237	—	—	—	—

	4.1	10	$1,808	$1,905	4.4	7	$1,613	$1,640

Total corporate borrowings			2,107	$2,204			2,334	$2,361

Less: Unamortized financing fees (1)			(7)				(6)

			$2,100				$2,328

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The composition of
non-recourse
borrowings as at December 31 is presented in the following table:

	December 31, 2019				December 31, 2018
	Weighted-average				Weighted-average
(MILLIONS, EXCEPT AS NOTED)	Weighted- average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted- average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings (1)
Hydroelectric (2)	5.9	10	$6,616	$7,106	6.1	9	$6,318	$6,517
Wind	4.4	10	4,351	4,523	4.6	9	4,432	4,457
Solar	4.7	10	4,166	4,333	5.2	11	3,424	3,419
Storage and other	3.9	4	94	98	4.1	5	92	96

Total	5.1	10	15,227	$16,060	5.4	10	14,266	$14,489

Add: Unamortized premiums (3)			92				54
Less: Unamortized financing fees (3)			(119)				(102)
Less: Current portion			(1,133)				(1,189)

			$14,067				$13,029

(1)	Includes $142 million (2018: $6 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)	Includes a lease liability of $330 million associated with a hydroelectric facility included in property, plant and equipment, at fair value, which is subject to revaluation.
(3)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

Summary of change in the unamortized financing fees of corporate borrowings
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2019	2018
Corporate borrowings
Unamortized financing fees, beginning of year	$(6)	$(5)
Additional financing fees	(2)	(2)
Amortization of financing fees	1	1

Unamortized financing fees, end of year	$(7)	$(6)

The following table outlines the change in the unamortized financing fees of non-recourse
borrowings for the year ended December 31:

(MILLIONS)	2019	2018
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(102)	$	(97)
Additional financing fees	(43)		(29)
Amortization of financing fees	12		19
Foreign exchange translation and other	14		5

Unamortized financing fees, end of year	$(119)		$(102)

Summary of available portion of credit facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2019	2018
Authorized corporate credit facilities (1)	$2,150	$2,100
Draws on corporate credit facilities (1)	(299)	(721)
Authorized letter of credit facility	400	300
Issued letters of credit	(266)	(209)

Available portion of corporate credit facilities	$1,985	$1,470

(1)	Amounts are guaranteed by Brookfield Renewable.

Summary of future repayments of Brookfield Renewables debt obligations, for each of the next five years
Future repayments of Brookfield Renewable’s
non-recourse
borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2020	2021	2022	2023	2024	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$402	$123	$583	$924	$399	$4,185	$6,616
Wind	265	255	447	468	248	2,668	4,351
Solar	465	614	137	449	148	2,353	4,166
Storage and other	1	80	1	1	1	10	94

	$1,133	$1,072	$1,168	$1,842	$796	$9,216	$15,227

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities	Non-cash
			Acquisition	Transfer to Held for sale	Other (1)	December 31
2019
Corporate borrowings	$2,328	(314)	—	—	86	$2,100
Non-recourse borrowings	$14,218	823	319	(196)	36	$15,200
2018
Corporate borrowings	$2,350	115	—	—	(137)	$2,328
Non-recourse borrowings	$13,088	(103)	1,984	(360)	(391)	$14,218

(1)	Includes foreign exchange and amortization of unamortized premium and financing fees.